Advances from Shareholders - Schedule of Advances from Shareholders (Details) (Parenthetical) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 13, 2019	May 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Nov. 23, 2018	Nov. 21, 2018	Nov. 09, 2018	Oct. 30, 2018	Oct. 25, 2018	May 29, 2018	May 14, 2018	May 03, 2018
Advance from affiliates				$ 307,141	$ 514,141
Repayment of loan from related party		$ 207,000		$ 207,000
OWP Ventures, Inc. [Member]
Advance from affiliates					$ 514,141
CEO [Member]
Debt interest rate										6.00%
Advance from affiliates										$ 307,141
CEO [Member] | OWP Ventures, Inc. [Member]
Debt interest rate						6.00%
Advance from affiliates						$ 307,141
Short-Term Unsecured Demand Loans [Member]
Debt interest rate				6.00%
Advance from affiliates				$ 514,141		50,000	$ 50,000	$ 50,000	$ 100,000	57,141	$ 15,000	$ 82,000	$ 10,000
Short-Term Unsecured Demand Loans [Member] | OWP Ventures, Inc. [Member]
Debt interest rate					6.00%
Advance from affiliates					$ 514,141	$ 50,000	$ 50,000	$ 50,000	$ 100,000	$ 57,141	$ 15,000	$ 82,000	10,000
Short-Term Unsecured Demand Loans One[Member]
Advance from affiliates					514,141								100,000
Short-Term Unsecured Demand Loans One[Member] | OWP Ventures, Inc. [Member]
Advance from affiliates					$ 514,141								$ 100,000
Promissory Notes [Member]
Debt interest rate	6.00%
Debt principal amount	$ 307,141
Proceeds from private offering	$ 5,000,000